CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities
Net Income (Loss)	$ (268,616)	(1,673,515)	16,219	211,699
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	22,243	138,577	138,393	117,388
Accretion of long-term payable balances	756	4,709	17,150	10,958
Share-based compensation expense	15,277	95,177	33,348	34,214
Bad debt provision	49,181	306,401	14,181	458
Foreign exchange losses, net	197	1,229	5,343	3,711
Impairment losses	137,509	856,696	152,580
Deferred income tax	(18,863)	(117,517)	(19,855)	(18,619)
Disposal Loss	2,553	15,908
Others			1,571	630
Changes in operating assets and liabilities:
Accounts receivable	2,808	17,495	(67,441)	(26,759)
Prepaid and other current assets	10,329	64,354	(335,883)	9,321
Amounts due from related parties	1,464	9,119	(8,084)	32,144
Other non-current assets	8,060	50,217	(48,387)	(11,942)
Accounts payable	1,621	10,097	8,561	(51,207)
Accrued and other liabilities	1,556	9,697	263,222	75,873
Income tax payable	8,332	51,906	43,343	41,954
Deferred revenue	19,605	122,145	62,754	25,880
Amounts due to related parties	851	5,301	19,690	1,211
Net cash provided (used in) operating activities	(5,137)	(32,004)	296,705	456,914
Cash flows from investing activities
Proceeds from deposits of restricted cash				10,000
Deposit for restricted cash	(801)	(4,990)	(2,150)
Placement of term deposits	(6,849)	(42,672)	(58,205)	(67,700)
Maturity of term deposits	161	1,000	71,200	128,123
Purchase of property and equipment	(32,886)	(204,885)	(284,813)	(119,457)
Proceeds from disposal of property and equipment	1,625	10,126	6,001
Purchase of intangible assets	(2,153)	(13,411)	(25,932)	(20,368)
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired	(24,435)	(152,235)	(90,917)	(91,164)
Prepayments for acquisitions				(283,198)
Return of prepayments from cancellation of acquisition agreements	642	4,000	10,000	54,000
Purchase of operating rights				(2,500)
Cash balance at disposed entities			(4,481)
Proceed from disposal of subsidiaries, net off cash balance at disposed entities	(15,105)	(94,109)
Deposit for leasehold improvements	(4,874)	(30,366)	(65,001)
Deposit for a long-term lease			(53,000)
Proceeds from disposal of 21st School	10,896	67,885
Others	289	1,802	2,740	(100)
Net cash used in investing activities	(73,490)	(457,855)	(494,558)	(392,364)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses				447,628
Proceeds from issuing convertible loan	19,447	121,156
Proceeds from short-term borrowings	9,952	62,000	168,070	224,070
Proceeds from long-term borrowings			18,500	15,500
Repayments of short-term borrowings	(18,309)	(114,070)	(168,070)	(219,000)
Repayments of long-term borrowings			(71,000)	(62,500)
Proceeds from issuance of shares upon of exercise of share options	1,244	7,752	2,684
Capital injection from minority shareholders			3,600	900
Net cash provided by/(used in) financing activities	12,334	76,838	(46,216)	406,598
Cash and cash equivalents included in assets held for sale	(158)	(985)	(207,279)	(160,517)
Effects of exchange rate changes on cash and cash equivalents	(1,213)	(7,559)	(15,450)	(11,774)
Net change in cash and cash equivalents	(34,395)	(214,286)	(306,281)	347,092
Cash and cash equivalents at beginning of year	64,606	402,502	708,783	361,691
Cash and cash equivalents at end of year	30,211	188,216	402,502	708,783
Supplemental disclosure of cash flow information
Income tax paid	(1,688)	(10,514)	(10,320)	(18,460)
Interest paid	(2,003)	(12,477)	(15,179)	(10,537)
Supplemental disclosure of non-cash investing and financing activities:
Issuance of ordinary shares upon exercise of warrants				2,737
Issuance of share options upon exercise of warrants (Note 16)			1,219
Consideration for purchase of subsidiaries net-off against related party receivables due				50,156
Consideration for purchase of building and land use rights offset by amounts due from related parties			17,407
Long-term prepayment offset by outstanding prepaid and other current assets			66,000
Purchase of property, plant and equipment financed by accounts payable and other payables	(2,448)	15,251	21,405
Purchase of subsidiaries net-off against prepaid amount			194,698
Purchase of subsidiaries through financing of payables			109,961
Waiver of payables in connection with disposal of subsidiaries	(38,812)	241,802
Outstanding receivables in connection with disposal of subsidiaries	$ (31,264)	133,100